UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock High Income Shares,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05495
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock High Income Shares

========================= BlackRock High Income Shares =========================

DANA HOLDING CORPORATION

Ticker:       DAN            Security ID:  235825205
Meeting Date: APR 23, 2013   Meeting Type: Annual
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Virginia A. Kamsky       For       Did Not Vote Management
1.2   Elect Director Terrence J. Keating      For       Did Not Vote Management
1.3   Elect Director Joseph C. Muscari        For       Did Not Vote Management
1.4   Elect Director Steven B. Schwarzwaelder For       Did Not Vote Management
1.5   Elect Director Richard F.  Wallman      For       Did Not Vote Management
1.6   Elect Director Keith E.  Wandell        For       Did Not Vote Management
1.7   Elect Director Roger J.  Wood           For       Did Not Vote Management
2     Advisory Vote to Ratify Named           For       Did Not Vote Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       Did Not Vote Management
4     Stock Retention/Holding Period          Against   Did Not Vote Shareholder

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EMMIS COMMUNICATIONS CORPORATION

Ticker:       EMMS           Security ID:  291525202
Meeting Date: SEP 04, 2012   Meeting Type: Special
Record Date:  JUN 11, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Incorporation to      For       Against      Management
      Cancel the Amount of Undeclared
      Dividends in Respect of the Preferred
      Stock
2     Amend Articles of Incorporation to      For       Against      Management
      Change the Designation of the
      Preferred Stock from 'Cumulative' to
      'Non-Cumulative' and Change the Rights
      of the Holders of the Preferred Stock
3     Amend Articles of Incorporation to      For       Against      Management
      Cancel the Restrictions on Emmis'
      ability to pay Dividends or Make
      Distributions on, or Repurchase, its
      Common Stock or other Junior Stock
4     Amend Articles of Incorporation to      For       Against      Management
      Change the Ability of the Holders of
      the Preferred Stock to Require Emmis
      to Repurchase all of such Holders'
      Preferred Stock Upon Certain
      Going-Private Transactions
5     Amend Articles of Incorporation to      For       Against      Management
      change the ability of the holders of
      the Preferred Stock to convert all of
      such Preferred Stock to Class A Common
      Stock
6     Amend Articles of Incorporation to      For       Against      Management
      change the ability of holders of the
      Preferred Stock to vote as a separate
      class on a plan of merger, share
      exchange, sale of assets or similar
      transaction
7     Amend Articles of Incorporation to      For       Against      Management
      change the conversion price adjustment
      applicable to certain merger,
      reclassification and other
      transactions to provide that the
      Preferred Stock converts

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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 16, 2013   Meeting Type: Annual
Record Date:  MAR 21, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas P. Capo           For       For          Management
1.2   Elect Director Jonathan F. Foster       For       For          Management
1.3   Elect Director Kathleen A. Ligocki      For       For          Management
1.4   Elect Director Conrad L. Mallett, Jr.   For       For          Management
1.5   Elect Director Donald L. Runkle         For       For          Management
1.6   Elect Director Matthew J. Simoncini     For       For          Management
1.7   Elect Director Gregory C. Smith         For       For          Management
1.8   Elect Director Henry D. G. Wallace      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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MPG OFFICE TRUST, INC.

Ticker:       MPG            Security ID:  553274200
Meeting Date: JUL 27, 2012   Meeting Type: Annual
Record Date:  MAY 24, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert M. Deutschman     For       For          Management
1.2   Elect Director Edward J. Ratinoff       For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock High Income Shares

Date: August 27, 2013